Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Balance Sheet Information	Balance sheet information related to leases at December 31 was as follows:
	2023	2022
Operating leases:
Operating lease right-of-use assets	$1,205	$1,294
Operating lease liabilities	1,205	1,294

Components of Lease Cost	The components of lease cost were as follows for the year ending December 31:
	2023	2022
Operating lease cost	$204	$185
Short-term lease expense	17	35

Maturities of Lease Liabilities
Future undiscounted lease payments for operating leases with initial terms of one year or more as of December 31, 2023 are as follows:
Operating Leases
2024	$195
2025	195
2026	140
2027	109
2028	111
Thereafter	764
Total lease payments	1,514
Less: Imputed Interest	(309)
Total operating leases	$1,205

Other Information
Other information at December 31 was as follows:

	2023	2022

Weighted-average remaining lease term for operating leases	13.0 years	12.1 years
Weighted-average discount rate for operating leases	2.91%	2.70%